Inventories (Tables)	6 Months Ended
Jun. 30, 2015
Inventories [Abstract]
Schedule of Inventories
	June 30,	December 31,
	2015	2014

	U.S. $ in thousands
Finished goods	$80,106	$66,779
Work-in-process	5,913	7,815
Raw materials	51,375	48,791
	$137,394	$123,385